Securities Act of 1933 Registration No. 002-90649

Investment Company Act of 1940 Registration No. 811-04008

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  171

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  171

Fidelity Investment Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 171 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of September 2018.

Fidelity Investment Trust
	By	/s/Stacie M. Smith
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	September 4, 2018
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	September 4, 2018
John J. Burke III		(Principal Financial Officer)

/s/Jonathan Chiel	*	Trustee	September 4, 2018
Jonathan Chiel

/s/James C. Curvey	*	Trustee	September 4, 2018
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	September 4, 2018
Dennis J. Dirks

/s/Donald F. Donahue	*	Trustee	September 4, 2018
Donald F. Donahue

/s/Alan J. Lacy	*	Trustee	September 4, 2018
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	September 4, 2018
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	September 4, 2018
Joseph Mauriello

/s/Charles S. Morrison	*	Trustee	September 4, 2018
Charles S. Morrison

/s/Cornelia M. Small	*	Trustee	September 4, 2018
Cornelia M. Small

/s/Garnett A. Smith	*	Trustee	September 4, 2018
Garnett A. Smith

/s/David M. Thomas	*	Trustee	September 4, 2018
David M. Thomas

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated March 2, 2018 and October 5, 2016 and filed herewith.